Securities (Tables)	3 Months Ended
Jan. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Unrealized Gains and Losses
The following table summarizes the unrealized gains and losses as at January 31, 2023 and October 31, 2022.

Unrealized Gains (Losses) for Securities at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)							As at
			January 31, 2023				October 31, 2022
	Cost/ amortized cost 1	Gross unrealized gains	Gross unrealized (losses)	Fair value	Cost/ amortized cost 1	Gross unrealized gains	Gross unrealized (losses)	Fair value
Government and government-related securities
Canadian government debt
Federal	$18,396	$59	$(95)	$18,360	$16,420	$69	$(121)	$16,368
Provinces	20,898	107	(106)	20,899	20,279	99	(138)	20,240
U.S. federal, state, municipal governments, and agencies debt	11,434	19	(241)	11,212	11,855	22	(318)	11,559
Other OECD government-guaranteed debt	1,550	1	(27)	1,524	1,715	1	(34)	1,682

Mortgage-backed securities	1,313	3	(1)	1,315	1,035	1	(3)	1,033

	53,591	189	(470)	53,310	51,304	192	(614)	50,882
Other debt securities
Asset-backed securities	4,145	–	(52)	4,093	4,511	–	(71)	4,440

Corporate and other debt	8,305	39	(92)	8,252	8,820	23	(162)	8,681

	12,450	39	(144)	12,345	13,331	23	(233)	13,121

Total debt securities	66,041	228	(614)	65,655	64,635	215	(847)	64,003
Equity securities
Common shares	3,023	83	(23)	3,083	2,191	63	(33)	2,221

Preferred shares	1,102	76	(95)	1,083	1,100	71	(73)	1,098

	4,125	159	(118)	4,166	3,291	134	(106)	3,319
Total securities at fair value through other comprehensive income	$70,166	$387	$(732)	$69,821	$67,926	$349	$(953)	$67,322

1	Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.

Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income	The following table summarizes the fair value of equity securities designated at FVOCI as at January 31, 2023 and October 31, 2022, and dividend income recognized on these securities for the three months ended January 31, 2023 and January 31, 2022.

Equity Securities Designated at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)		As at	For the three months ended
	January 31, 2023	October 31, 2022	January 31, 2023	January 31, 2022
	Fair value		Dividend income recognized
Common shares	$3,083	$2,221	$17	$39

Preferred shares	1,083	1,098	31	5
Total	$4,166	$3,319	$48	$44

Summary of Securities Net Realized Gains (Losses)
The following table summarizes the net realized gains and losses for the three months ended January 31, 2023 and January 31, 2022, which are included in Other income (loss) on the Interim Consolidated Statement of Income.

Debt Securities Net Realized Gains (Losses)
(millions of Canadian dollars)	For the three months ended
	January 31 2023	January 31 2022

Debt securities at fair value through other comprehensive income	$(1)	$10

Summary of Debt Securities by Risk Rating
The following table provides the gross carrying amounts of debt securities measured at amortized cost and debt securities at FVOCI by internal risk ratings for credit risk management purposes, presenting separately those debt securities that are subject to Stage 1, Stage 2, and Stage 3 allowances. Refer to the “Allowance for Credit Losses” table in Note 6 for details regarding the allowance and provision for credit losses on debt securities.
Debt Securities by Risk Ratings

(millions of Canadian dollars)											As at
	January 31, 2023						October 31, 2022
	Stage 1	Stage 2	Stage 3			Total	Stage 1	Stage 2	Stage 3		Total
Debt securities 1
Investment grade	$403,293	$–	$	n/a	2	$403,293	$404,620	$–	$	n/a	$404,620
Non-investment grade	1,888	145		n/a		2,033	1,964	155		n/a	2,119
Watch and classified	n/a	36		n/a		36	n/a	39		n/a	39

Default	n/a	n/a		–		–	n/a	n/a		–	–

Total debt securities	405,181	181		–		405,362	406,584	194		–	406,778

Allowance for credit losses on debt securities at amortized cost	1	–		–		1	1	–		–	1

Total debt securities, net of allowance	$405,180	$181		$–		$405,361	$406,583	$194		$–	$406,777

1
Includes debt securities backed by government-guaranteed loans of $171 million (October 31, 2022 – $192 million), which are reported in
Non-investment
grade or a lower risk rating based on the issuer’s credit risk.

2	Not applicable.